UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8464

 NAME OF REGISTRANT:                     High Income Opportunities
                                         Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


High Income Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AMKOR TECHNOLOGY, INC.                                                                      Agenda Number:  933603981
--------------------------------------------------------------------------------------------------------------------------
        Security:  031652100
    Meeting Type:  Annual
    Meeting Date:  08-May-2012
          Ticker:  AMKR
            ISIN:  US0316521006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES J. KIM                                              Mgmt          For                            For
       KENNETH T. JOYCE                                          Mgmt          For                            For
       ROGER A. CAROLIN                                          Mgmt          For                            For
       WINSTON J. CHURCHILL                                      Mgmt          For                            For
       JOHN T. KIM                                               Mgmt          Withheld                       Against
       JOHN F. OSBORNE                                           Mgmt          For                            For
       JAMES W. ZUG                                              Mgmt          For                            For

2.     ADVISORY (NON-BINDING) VOTE ON THE                        Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.

3.     APPROVE THE EXECUTIVE INCENTIVE BONUS PLAN.               Mgmt          For                            For

4.     APPROVE THE AMENDED AND RESTATED 2007                     Mgmt          For                            For
       EQUITY INCENTIVE PLAN.

5.     RATIFICATION OF THE APPOINTMENT OF                        Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 COMPTON PETROLEUM FIN CORP                                                                  Agenda Number:  933485989
--------------------------------------------------------------------------------------------------------------------------
        Security:  204755AD4
    Meeting Type:  Special
    Meeting Date:  25-Jul-2011
          Ticker:
            ISIN:  US204755AD42
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     A RESOLUTION OF NOTEHOLDERS (THE                          Mgmt          No vote
       "NOTEHOLDERS' ARRANGEMENT RESOLUTION"), THE
       FULL TEXT OF WHICH IS SET OUT IN APPENDIX
       "A" TO THE ACCOMPANYING CIRCULAR, APPROVING
       AMONG OTHER THINGS AN ARRANGEMENT (THE
       "ARRANGEMENT") PURSUANT TO SECTION 192 OF
       THE CANADA BUSINESS CORPORATIONS ACT, WHICH
       ARRANGEMENT IS MORE PARTICULARLY DESCRIBED
       IN THE CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 EXPRESS, INC.                                                                               Agenda Number:  933627210
--------------------------------------------------------------------------------------------------------------------------
        Security:  30219E103
    Meeting Type:  Annual
    Meeting Date:  31-May-2012
          Ticker:  EXPR
            ISIN:  US30219E1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL F. DEVINE                                         Mgmt          For                            For
       MYLLE MANGUM                                              Mgmt          Withheld                       Against

2.     RATIFY THE APPOINTMENT OF                                 Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS EXPRESS,
       INC.'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2012.

3.     APPROVAL OF THE SECTION 162(M) PERFORMANCE                Mgmt          For                            For
       GOALS AND ANNUAL GRANT LIMITATIONS UNDER
       THE EXPRESS, INC. 2010 INCENTIVE
       COMPENSATION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN SUPERHOLDINGS INC                                                                 Agenda Number:  933608917
--------------------------------------------------------------------------------------------------------------------------
        Security:  392485108
    Meeting Type:  Annual
    Meeting Date:  08-May-2012
          Ticker:  GRKT
            ISIN:  US3924851088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NEAL P. GOLDMAN                                           Mgmt          For                            *
       MGT NOM: J.A. BARRET JR                                   Mgmt          For                            *
       MGT NOM: GEORGE BOYER                                     Mgmt          Withheld                       *
       MGT NOM: DARRELL BURKS                                    Mgmt          Withheld                       *
       MGT NOM: M.E. DUGGAN                                      Mgmt          For                            *
       MGT NOM: FREMAN HENDRIX                                   Mgmt          For                            *
       MGT NOM: SOOHYUNG KIM                                     Mgmt          For                            *
       MGT NOM: Y.E. LANDAU                                      Mgmt          For                            *
       MGT NOM: CHARLES MOORE                                    Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 LAS VEGAS SANDS CORP.                                                                       Agenda Number:  933621016
--------------------------------------------------------------------------------------------------------------------------
        Security:  517834107
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2012
          Ticker:  LVS
            ISIN:  US5178341070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JASON N. ADER                                             Mgmt          For                            For
       MICHAEL A. LEVEN                                          Mgmt          For                            For
       JEFFREY H. SCHWARTZ                                       Mgmt          For                            For

2.     TO CONSIDER AND ACT UPON THE RATIFICATION                 Mgmt          For                            For
       OF THE SELECTION OF PRICEWATERHOUSECOOPERS
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.

3.     TO CONSIDER AND ACT UPON AN ADVISORY                      Mgmt          Against                        Against
       (NON-BINDING) PROPOSAL ON THE COMPENSATION
       OF THE NAMED EXECUTIVE OFFICERS.




--------------------------------------------------------------------------------------------------------------------------
 LYONDELLBASELL INDUSTRIES N.V.                                                              Agenda Number:  933607484
--------------------------------------------------------------------------------------------------------------------------
        Security:  N53745100
    Meeting Type:  Annual
    Meeting Date:  09-May-2012
          Ticker:  LYB
            ISIN:  NL0009434992
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    RE-ELECTION OF CLASS II DIRECTOR: ROBIN                   Mgmt          For                            For
       BUCHANAN. (PLEASE NOTE THAT AN "ABSTAIN"
       VOTE WILL COUNT AS A FOR VOTE FOR THE
       ALTERNATE NOMINEE STEPHEN F. COOPER)

1C.    RE-ELECTION OF CLASS II DIRECTOR: STEPHEN                 Mgmt          For                            For
       F. COOPER. (PLEASE NOTE THAT AN "ABSTAIN"
       VOTE WILL COUNT AS A FOR VOTE FOR THE
       ALTERNATE NOMINEE ROBERT G. GWIN)

1E.    RE-ELECTION OF CLASS II DIRECTOR: ROBERT G.               Mgmt          For                            For
       GWIN. (PLEASE NOTE THAT AN "ABSTAIN" VOTE
       WILL COUNT AS A FOR VOTE FOR THE ALTERNATE
       NOMINEE MARVIN O. SCHLANGER)

1G.    RE-ELECTION OF CLASS II DIRECTOR: MARVIN O.               Mgmt          For                            For
       SCHLANGER. (PLEASE NOTE THAT AN "ABSTAIN"
       VOTE WILL COUNT AS A FOR VOTE FOR THE
       ALTERNATE NOMINEE ROBIN BUCHANAN)

2.     ADOPTION OF ANNUAL ACCOUNTS FOR 2011                      Mgmt          For                            For

3.     DISCHARGE FROM LIABILITY OF SOLE MEMBER OF                Mgmt          For                            For
       THE MANAGEMENT BOARD

4.     DISCHARGE FROM LIABILITY OF MEMBERS OF THE                Mgmt          For                            For
       SUPERVISORY BOARD

5.     RATIFICATION OF PRICEWATERHOUSECOOPERS LLP                Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM

6.     APPOINTMENT OF PRICEWATERHOUSECOOPERS                     Mgmt          For                            For
       ACCOUNTANTS N.V. AS OUR AUDITOR FOR THE
       DUTCH ANNUAL REPORTS

7.     APPROVAL OF COMPENSATION OF THE MEMBERS OF                Mgmt          Against                        Against
       THE SUPERVISORY BOARD

8.     RATIFICATION AND APPROVAL OF DIVIDENDS IN                 Mgmt          For                            For
       RESPECT OF THE 2011 FISCAL YEAR

9.     ADVISORY (NON-BINDING) VOTE APPROVING                     Mgmt          For                            For
       EXECUTIVE COMPENSATION

10.    APPROVAL OF THE AMENDED AND RESTATED                      Mgmt          For                            For
       LYONDELLBASELL INDUSTRIES 2010 LONG-TERM
       INCENTIVE PLAN

11.    APPROVAL OF THE LYONDELLBASELL INDUSTRIES                 Mgmt          For                            For
       N.V. 2012 GLOBAL EMPLOYEE STOCK PURCHASE
       PLAN




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  933615138
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  23-May-2012
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RONALD A. BALLSCHMIEDE                                    Mgmt          For                            For
       SARAH M. BARPOULIS                                        Mgmt          For                            For
       JOHN F. CHLEBOWSKI                                        Mgmt          For                            For
       KARL F. KURZ                                              Mgmt          For                            For
       JAMES H. LYTAL                                            Mgmt          For                            For
       THOMAS R. MCDANIEL                                        Mgmt          For                            For
       NORMAN J. SZYDLOWSKI                                      Mgmt          For                            For

2.     TO APPROVE, ON A NON-BINDING ADVISORY                     Mgmt          For                            For
       BASIS, THE COMPENSATION OF THE COMPANY'S
       NAMED EXECUTIVE OFFICERS.

3.     RATIFICATION OF BDO USA, LLP AS INDEPENDENT               Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.




--------------------------------------------------------------------------------------------------------------------------
 THE GEO GROUP, INC.                                                                         Agenda Number:  933569432
--------------------------------------------------------------------------------------------------------------------------
        Security:  36159R103
    Meeting Type:  Annual
    Meeting Date:  04-May-2012
          Ticker:  GEO
            ISIN:  US36159R1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       CLARENCE E. ANTHONY                                       Mgmt          For                            For
       NORMAN A. CARLSON                                         Mgmt          For                            For
       ANNE N. FOREMAN                                           Mgmt          For                            For
       RICHARD H. GLANTON                                        Mgmt          For                            For
       CHRISTOPHER C. WHEELER                                    Mgmt          For                            For
       GEORGE C. ZOLEY                                           Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE 2012 FISCAL
       YEAR.

3      ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          Against                        Against
       OFFICER COMPENSATION.

4      ADOPTION OF THE GEO GROUP, INC. 2011                      Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN.

5      ADOPTION OF SHAREHOLDER PROPOSAL REQUESTING               Shr           For                            Against
       DIRECTOR ELECTION BY THE MAJORITY VOTE
       STANDARD.

6      ADOPTION OF SHAREHOLDER PROPOSAL REQUESTING               Shr           Against                        For
       THE REVIEW, DEVELOPMENT AND ADOPTION OF
       HUMAN RIGHTS POLICIES.

7      ADOPTION OF SHAREHOLDER PROPOSAL REQUESTING               Shr           Against                        For
       THE ANNUAL DISCLOSURE OF LOBBYING
       INFORMATION.

8      IN THEIR DISCRETION, THE PROXIES ARE                      Mgmt          Against                        Against
       AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS
       AS MAY PROPERLY COME BEFORE THE MEETING.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         High Income Opportunities Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/07/2012